Note 4. Inventories	12 Months Ended
Oct. 31, 2012
Inventory Disclosure [Text Block]
4.      Inventories

As of October 31	2012	2011
Raw materials and supplies	$33,843	$31,611
Work-in-process	282	354
Finished goods	1,031	267
	35,156	32,232
Allowance for excess and obsolete inventory	(1,179)	(1,637)
Inventories	$33,977	$30,595